Average Annual Total Returns	12 Months Ended	49 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Dow Jones Global Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.87%	8.76%
Adasina Social Justice Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.44%	7.57%
Adasina Social Justice All Cap Global ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.01%	5.99%
Performance Inception Date		Dec. 08, 2020
Adasina Social Justice All Cap Global ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	5.54%
Adasina Social Justice All Cap Global ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.75%	4.65%